Financial Instruments That Were Not Included In Diluted Loss Per Share Calculation (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded potentially dilutive securities	22,368,985	22,895,985
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded potentially dilutive securities	3,223,000	2,305,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded potentially dilutive securities	1,980,318	1,980,318
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded potentially dilutive securities		1,445,000
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded potentially dilutive securities		14,999,000
Contingency shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded potentially dilutive securities	2,166,667	2,166,667
Series B Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded potentially dilutive securities	14,999,000